BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY - Estimated fair value of the assets acquired (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022
Estimated fair value of the assets acquired
Prepayments and other receivables		$ 6,298	$ 8,224
Total identifiable assets acquired		$ 72,596	$ 86,804
Unpatented technology
Estimated fair value of the assets acquired
Estimated Useful Life		3 years
Acquisition of Bee Computing
Estimated fair value of the assets acquired
Cash	$ 25
Prepayments and other receivables	18,155
Acquired intangible asset	3,633
Total identifiable assets acquired	21,813
Total purchase consideration	$ 21,813
Estimated Useful Life	3 years
Acquisition of Bee Computing | Unpatented technology
Estimated fair value of the assets acquired
Estimated Useful Life				3 years